PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Components of net periodic pension benefit cost (Details) $ in Millions, Rp in Billions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2019 IDR (Rp)	Dec. 31, 2018 IDR (Rp)
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		Rp 1,449	Rp 1,176	Rp 1,600
Defined benefit plan actuarial gain (loss) - net of tax	$ 256	3,596	2,109	(4,820)
Periodic pension benefit cost
Disclosure of defined benefit plans [line items]
Net periodic pension benefit cost		804	840	1,120
The company | Funded pension
Disclosure of defined benefit plans [line items]
Service costs		260	259	384
Plan administration cost		61	63	62
Net interest cost		161	76	102
Additional welfare benefits		80
Net periodic pension benefit cost		562	398	548
Amount charged to subsidiaries under contractual agreements		(17)	(36)	(37)
Net periodic pension benefit cost		545	362	511
Experience adjustments		356	(677)	329
Changes in financial assumptions		2,190	1,952	(3,020)
Changes in demographic assumptions		195	239
Return on plan assets (excluding amount included in net interest expense)		201	(398)	1,455
Defined benefit plan actuarial gain (loss) - net of tax		Rp 2,942	Rp 1,116	Rp (1,236)
Discount rate	6.50%	6.50%	7.25%	8.25%
Rate of compensation increases	8.00%	8.00%	8.00%	8.00%